Trade receivables (Tables)	6 Months Ended
Dec. 31, 2020
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Trade receivables	109,348	172,829	69,633
Less: provision for impairment of trade receivables	(12,108)	(13,150)	(2,734)
Net trade receivables	97,240	159,679	66,899
Less: non-current portion
Trade receivables	34,333	43,694	40,586
Current trade receivables	62,907	115,985	26,313